Leases - Operating Lease Related Assets And Liabilities And Other Related Information (Detail)) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 16,435	$ 2,361	¥ 13,100
Liabilities
Operating lease liabilities, current	6,807	978
Operating lease liabilities, non-current	¥ 7,492	$ 1,076
Weighted average remaining lease term (years)	2 years 4 months 24 days	2 years 4 months 24 days
Weighted average discount rate	5.00%	5.00%